UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21670

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund II

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.2%(1)

Security	Shares	Value
Aerospace & Defense — 2.8%
Boeing Co. (The)	16,985	$6,316,721
Raytheon Co.	82,209	16,989,312

		$23,306,033

Air Freight & Logistics — 1.7%
FedEx Corp.	59,350	$14,290,887

		$14,290,887

Auto Components — 1.8%
Aptiv PLC	182,685	$15,327,271

		$15,327,271

Banks — 2.3%
JPMorgan Chase & Co.	81,071	$9,148,052
KeyCorp	493,399	9,813,706

		$18,961,758

Beverages — 3.6%
Coca-Cola Co. (The)	395,635	$18,274,381
Constellation Brands, Inc., Class A	34,375	7,411,937
PepsiCo, Inc.	38,207	4,271,543

		$29,957,861

Biotechnology — 6.0%
Alexion Pharmaceuticals, Inc.(2)	95,585	$13,287,271
Biogen, Inc.(2)	28,866	10,198,647
Celgene Corp.(2)	62,205	5,566,725
Exact Sciences Corp.(2)	84,060	6,634,015
Vertex Pharmaceuticals, Inc.(2)	77,099	14,860,061

		$50,546,719

Capital Markets — 2.4%
Charles Schwab Corp. (The)	221,168	$10,870,407
Goldman Sachs Group, Inc. (The)	43,054	9,654,429

		$20,524,836

Chemicals — 2.8%
Ecolab, Inc.	116,879	$18,324,290
Sherwin-Williams Co. (The)	12,419	5,653,253

		$23,977,543

Commercial Services & Supplies — 1.8%
Waste Connections, Inc.	78,779	$6,284,201
Waste Management, Inc.	97,363	8,797,721

		$15,081,922

Communications Equipment — 1.9%
Palo Alto Networks, Inc.(2)	72,535	$16,339,234

		$16,339,234

Security	Shares	Value
Electrical Equipment — 1.5%
Rockwell Automation, Inc.	66,358	$12,443,452

		$12,443,452

Entertainment — 5.6%
Activision Blizzard, Inc.	236,509	$19,675,183
Netflix, Inc.(2)	27,799	10,400,440
Walt Disney Co. (The)	142,502	16,664,184

		$46,739,807

Food Products — 1.7%
Conagra Brands, Inc.	222,884	$7,571,370
Pinnacle Foods, Inc.	103,109	6,682,494

		$14,253,864

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	196,345	$14,403,869
Danaher Corp.	81,195	8,822,649
Intuitive Surgical, Inc.(2)	9,619	5,521,306

		$28,747,824

Health Care Providers & Services — 2.8%
Anthem, Inc.	32,689	$8,958,420
UnitedHealth Group, Inc.	55,524	14,771,605

		$23,730,025

Hotels, Restaurants & Leisure — 0.9%
Starbucks Corp.	134,831	$7,663,794

		$7,663,794

Interactive Media & Services — 12.8%
Alphabet, Inc., Class C(2)	53,702	$64,091,726
Facebook, Inc., Class A(2)	120,609	19,835,356
IAC/InterActiveCorp(2)	56,101	12,158,209
Twitter, Inc.(2)	403,774	11,491,408

		$107,576,699

Internet & Direct Marketing Retail — 9.2%
Amazon.com, Inc.(2)	34,872	$69,848,616
Booking Holdings, Inc.(2)	3,847	7,632,448

		$77,481,064

IT Services — 7.5%
GoDaddy, Inc., Class A(2)	225,833	$18,832,214
Visa, Inc., Class A	294,628	44,220,716

		$63,052,930

Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	115,377	$8,138,694
Illumina, Inc.(2)	13,899	5,101,767

		$13,240,461

Machinery — 1.0%
Illinois Tool Works, Inc.	59,033	$8,330,737

		$8,330,737

Oil, Gas & Consumable Fuels — 1.1%
Devon Energy Corp.	242,688	$9,692,959

		$9,692,959

Security	Shares	Value
Road & Rail — 2.4%
CSX Corp.	202,138	$14,968,319
J.B. Hunt Transport Services, Inc.	44,856	5,335,173

		$20,303,492

Semiconductors & Semiconductor Equipment — 1.6%
Broadcom, Inc.	15,455	$3,813,212
Texas Instruments, Inc.	88,994	9,548,166

		$13,361,378

Software — 10.9%
Adobe Systems, Inc.(2)	77,589	$20,945,150
Intuit, Inc.	57,084	12,980,902
Microsoft Corp.	220,860	25,259,758
SailPoint Technologies Holding, Inc.(2)	137,084	4,663,598
salesforce.com, inc.(2)	175,214	27,864,282

		$91,713,690

Specialty Retail — 3.9%
Home Depot, Inc. (The)	33,243	$6,886,288
TJX Cos., Inc. (The)	105,761	11,847,347
Ulta Beauty, Inc.(2)	50,112	14,137,597

		$32,871,232

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	76,467	$17,261,661
HP, Inc.	501,620	12,926,747

		$30,188,408

Textiles, Apparel & Luxury Goods — 1.6%
NIKE, Inc., Class B	161,356	$13,670,080

		$13,670,080

Total Common Stocks — 100.2% (identified cost $490,906,204)		$843,375,960

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.19%(3)	5,353,905	$5,353,905

Total Short-Term Investments (identified cost $5,354,264)		$5,353,905

Total Investments — 100.8% (identified cost $496,260,468)		$848,729,865

Total Written Covered Call Options — (0.8)% (premiums received $5,982,056)		$(6,524,849)

Other Assets, Less Liabilities — (0.0)%(4)		$(327,104)

Net Assets — 100.0%		$841,877,912

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	A portion of each applicable common stock for which a written call option is outstanding at September 30, 2018 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2018 was $87,663.

(4)	Amount is less than (0.05)%.

Written Covered Call Options — (0.8)%

Exchange-Traded Options — (0.8)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Abbott Laboratories	980	$7,189,280	$70	10/26/18	$(362,600)
Activision Blizzard, Inc.	1,180	9,816,420	85	10/19/18	(159,890)
Adobe Systems, Inc.	385	10,393,075	285	11/9/18	(149,992)
Agilent Technologies, Inc.	575	4,056,050	70	10/19/18	(79,350)
Alexion Pharmaceuticals, Inc.	475	6,602,975	140	11/16/18	(304,000)
Alphabet, Inc., Class C	265	31,626,955	1,225	10/26/18	(585,650)
Amazon.com, Inc.	170	34,051,000	2,085	10/19/18	(264,350)
Anthem, Inc.	160	4,384,800	280	10/12/18	(15,600)
Apple, Inc.	380	8,578,120	225	10/19/18	(174,800)
Aptiv PLC	910	7,634,900	95	11/16/18	(45,500)
Biogen, Inc.	140	4,946,340	360	10/26/18	(152,600)
Boeing Co. (The)	80	2,975,200	385	10/26/18	(43,800)
Booking Holdings, Inc.	15	2,976,000	2,030	10/19/18	(23,175)
Broadcom, Inc.	75	1,850,475	240	10/19/18	(73,875)
Celgene Corp.	310	2,774,190	100	10/19/18	(4,185)
Charles Schwab Corp. (The)	1,105	5,431,075	55	10/26/18	(11,050)
Coca-Cola Co. (The)	1,975	9,122,525	48	10/26/18	(22,713)
Constellation Brands, Inc., Class A	170	3,665,540	220	10/5/18	(55,250)
CSX Corp.	1,010	7,479,050	78	10/19/18	(56,055)
Danaher Corp.	405	4,400,730	110	10/19/18	(48,600)
Devon Energy Corp.	1,210	4,832,740	44	10/12/18	(11,495)
Ecolab, Inc.	580	9,093,240	155	10/12/18	(216,050)
Exact Sciences Corp.	420	3,314,640	76	11/2/18	(298,200)
Facebook, Inc., Class A	600	9,867,600	175	10/26/18	(92,400)
FedEx Corp.	295	7,103,305	250	11/16/18	(86,459)
GoDaddy, Inc., Class A	1,125	9,381,375	85	10/19/18	(140,625)
Goldman Sachs Group, Inc. (The)	215	4,821,160	235	11/2/18	(53,338)
Home Depot, Inc. (The)	165	3,417,975	215	10/26/18	(14,272)
HP, Inc.	2,505	6,455,385	27	11/16/18	(85,170)
IAC/InterActiveCorp	280	6,068,160	220	12/21/18	(352,800)
Illinois Tool Works, Inc.	215	3,034,080	145	10/19/18	(20,425)
Illumina, Inc.	65	2,385,890	350	10/19/18	(131,950)
Intuit, Inc.	285	6,480,900	230	10/19/18	(79,800)
Intuitive Surgical, Inc.	45	2,583,000	535	10/19/18	(197,325)
J.B. Hunt Transport Services, Inc.	220	2,616,680	125	11/16/18	(40,700)
JPMorgan Chase & Co.	405	4,570,020	117	11/2/18	(44,584)
KeyCorp	2,465	4,902,885	22	10/26/18	(16,022)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Microsoft Corp.	1,100	$12,580,700	$115	10/19/18	$(188,650)
Netflix, Inc.	135	5,050,755	405	10/12/18	(19,373)
NIKE, Inc., Class B	805	6,819,960	87	10/26/18	(84,123)
Palo Alto Networks, Inc.	360	8,109,360	250	10/19/18	(12,420)
PepsiCo, Inc.	190	2,124,200	118	10/26/18	(4,750)
Raytheon Co.	410	8,473,060	205	10/12/18	(139,400)
Rockwell Automation, Inc.	330	6,188,160	195	10/19/18	(29,700)
SailPoint Technologies Holding, Inc.	685	2,330,370	35	10/19/18	(61,650)
salesforce.com, inc.	875	13,915,125	165	11/16/18	(275,625)
Sherwin-Williams Co. (The)	60	2,731,260	490	10/19/18	(1,800)
Starbucks Corp.	670	3,808,280	55	10/19/18	(147,400)
Texas Instruments, Inc.	440	4,720,760	116	10/26/18	(20,680)
TJX Cos., Inc. (The)	525	5,881,050	110	10/19/18	(162,750)
Twitter, Inc.	2,015	5,734,690	34	10/26/18	(94,705)
Ulta Beauty, Inc.	250	7,053,000	300	10/19/18	(38,125)
UnitedHealth Group, Inc.	275	7,316,100	280	10/19/18	(17,875)
Vertex Pharmaceuticals, Inc.	385	7,420,490	190	10/26/18	(288,750)
Visa, Inc., Class A	1,470	1,102,500	155	11/2/18	(230,163)
Walt Disney Co. (The)	710	8,302,740	115	10/5/18	(158,685)
Waste Connections, Inc.	390	3,111,030	85	12/21/18	(21,450)
Waste Management, Inc.	485	4,382,460	93	10/19/18	(12,125)

Total					$(6,524,849)

At September 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At September 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $6,524,849.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$843,375,960 *	$—	$—	$843,375,960
Short-Term Investments	—	5,353,905	—	5,353,905
Total Investments	$843,375,960	$5,353,905	$—	$848,729,865

Liability Description
Written Covered Call Options	$(6,524,849)	$—	$—	$(6,524,849)
Total	$(6,524,849)	$—	$—	$(6,524,849)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 26, 2018